Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure
DEBT

As of September 30, 2017 and December 31, 2016, our debt consisted of the following (in thousands):

	September 30,	December 31,
	2017	2016
Long-term debt
7.000% Senior Secured Notes due 2024 (“2024 CCH Senior Notes”)	$1,250,000	$1,250,000
5.875% Senior Secured Notes due 2025 (“2025 CCH Senior Notes”)	1,500,000	1,500,000
5.125% Senior Secured Notes due 2027 (“2027 CCH Senior Notes”)	1,500,000	—
2015 CCH Credit Facility	2,150,737	2,380,788
Unamortized debt issuance costs	(66,933)	(49,073)
Total long-term debt, net	6,333,804	5,081,715

Current debt
$350 million CCH Working Capital Facility (“CCH Working Capital Facility”)	—	—
Total debt, net	$6,333,804	$5,081,715

2017 Debt Issuances and Redemptions

2027 CCH Senior Notes

In May 2017, we issued an aggregate principal amount of $1.5 billion of the 2027 CCH Senior Notes, which are jointly and severally guaranteed by our subsidiaries CCL, CCP and CCP GP (each a “Guarantor” and collectively, the “Guarantors”). Net proceeds of the offering of approximately $1.4 billion, after deducting commissions, fees and expenses and provisioning for incremental interest required under the 2027 CCH Senior Notes during construction, were used to prepay a portion of the outstanding borrowings under the 2015 CCH Credit Facility, resulting in a write-off of debt issuance costs associated with the 2015 CCH Credit Facility of $32.5 million during the nine months ended September 30, 2017. Borrowings under the 2027 CCH Senior Notes accrue interest at a fixed rate of 5.125%, and interest on the 2027 CCH Senior Notes is payable semi-annually in arrears. The 2027 CCH Senior Notes are governed by the same common indenture as our other senior notes (the “CCH Indenture”), which contains customary terms and events of default, covenants and redemption terms.

At any time prior to January 1, 2027, we may redeem all or a part of the 2027 CCH Senior Notes at a redemption price equal to the “make-whole” price set forth in the CCH Indenture, plus accrued and unpaid interest, if any, to the date of redemption. We also may at any time on or after January 1, 2027 through the maturity date of June 30, 2027, redeem the 2027 CCH Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the 2027 CCH Senior Notes to be redeemed, plus accrued and unpaid interest, if any, to the date of redemption.

In connection with the closing of the sale of the 2027 CCH Senior Notes, we and the Guarantors entered into a registration rights agreement (the “CCH Registration Rights Agreement”). Under the CCH Registration Rights Agreement, we and the Guarantors have agreed, and any future guarantors of the 2027 CCH Senior Notes will agree, to use commercially reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to exchange any and all of the 2027 CCH Senior Notes for a like aggregate principal amount of our debt securities with terms identical in all material respects to the 2027 CCH Senior Notes sought to be exchanged (other than with respect to restrictions on transfer or to any increase in annual interest rate), within 360 days after May 19, 2017. Under specified circumstances, we and the Guarantors have also agreed, and any future guarantors of the 2027 CCH Senior Notes will also agree, to use commercially reasonable efforts to cause to become effective a shelf registration statement relating to resales of the 2027 CCH Senior Notes. We will be obligated to pay additional interest on the 2027 CCH Senior Notes if we fail to comply with our obligation to register them within the specified time period.

Credit Facilities

Below is a summary (in thousands) of our credit facilities outstanding as of September 30, 2017:

	2015 CCH Credit Facility	CCH Working Capital Facility
Original facility size	$8,403,714	$350,000
Outstanding balance	2,150,737	—
Commitments terminated	3,832,263	—
Letters of credit issued	—	162,503
Available commitment	$2,420,714	$187,497

Interest rate	LIBOR plus 2.25% or base rate plus 1.25% (1)	LIBOR plus 1.50% - 2.00% or base rate plus 0.50% - 1.00%
Maturity date	Earlier of May 13, 2022 or second anniversary of CCL Trains 1 and 2 completion date	December 14, 2021, with various terms for underlying loans

(1)	There is a 0.25% step-up for both LIBOR and base rate loans following the completion of Trains 1 and 2 of the Liquefaction Project as defined in the common terms agreement.

Interest Expense

Total interest expense consisted of the following (in thousands):

	Nine Months Ended September 30,
	2017	2016
Total interest cost	$263,560	$154,404
Capitalized interest, including amounts capitalized as an Allowance for Funds Used During Construction	(263,560)	(154,404)
Total interest expense, net	$—	$—

Fair Value Disclosures

The following table (in thousands) shows the carrying amount and estimated fair value of our debt:

	September 30, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes (1)	$4,250,000	$4,583,750	$2,750,000	$2,901,563
Credit facilities (2)	2,150,737	2,150,737	2,380,788	2,380,788

(1)
Includes 2024 CCH Senior Notes, 2025 CCH Senior Notes and 2027 CCH Senior Notes (collectively, the “CCH Senior Notes”). The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of the CCH Senior Notes and other similar instruments.

(2)
Includes 2015 CCH Credit Facility and CCH Working Capital Facility. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

DEBT

As of December 31, 2016 and 2015, our long-term debt consisted of the following (in thousands):

	December 31,
	2016	2015
Long-term debt:
7.000% Senior Secured Notes due 2024 (“2024 CCH Senior Notes”)	$1,250,000	$—
5.875% Senior Secured Notes due 2025 (“2025 CCH Senior Notes”)	1,500,000	—
2015 CCH Credit Facility	2,380,788	2,713,000
Unamortized debt issuance costs	(49,073)	—
Total long-term debt, net	5,081,715	2,713,000

Current debt:
$350 million CCH Working Capital Facility (“CCH Working Capital Facility”)	—	—
Total debt, net	$5,081,715	$2,713,000

Below is a schedule of future principal payments that we are obligated to make, based on current construction schedules, on our outstanding debt at December 31, 2016 (in thousands):

Years Ending December 31,	Principal Payments
2017	$—
2018	—
2019	—
2020	—
2021	2,380,788
Thereafter	2,750,000
Total	$5,130,788

CCH Senior Notes

In May and December 2016, we issued aggregate principal amounts of $1.25 billion of the 2024 CCH Senior Notes and $1.5 billion of the 2025 CCH Senior Notes (collectively, the “CCH Senior Notes”), respectively. The CCH Senior Notes are jointly and severally guaranteed by our subsidiaries, CCL, CCP and CCP GP (the “Guarantors”). The indenture governing the 2024 CCH Senior Notes and the 2025 CCH Senior Notes (the “CCH Indenture”) contains customary terms and events of default and certain covenants that, among other things, limit our ability and the ability of our restricted subsidiaries to: incur additional indebtedness or issue preferred stock; make certain investments or pay dividends or distributions on membership interests or subordinated indebtedness or purchase, redeem or retire membership interests; sell or transfer assets, including membership or partnership interests of our restricted subsidiaries; restrict dividends or other payments by restricted subsidiaries to us or any of our restricted subsidiaries; incur liens; enter into transactions with affiliates; dissolve, liquidate, consolidate, merge, sell or lease all or substantially all of the properties or assets of us and our restricted subsidiaries taken as a whole; or permit any Guarantor to dissolve, liquidate, consolidate, merge, sell or lease all or substantially all of its properties and assets. Interest on the CCH Senior Notes is payable semi-annually in arrears.

At any time prior to six months before the respective dates of maturity for each series of the CCH Senior Notes, we may redeem all or part of such series of the CCH Senior Notes at a redemption price equal to the “make-whole” price set forth in the CCH Indenture, plus accrued and unpaid interest, if any, to the date of redemption. We also may at any time within six months of the respective dates of maturity for each series of the CCH Senior Notes, redeem all or part of such series of the CCH Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the CCH Senior Notes to be redeemed, plus accrued and unpaid interest, if any, to the date of redemption.

In connection with the closing of the sale of the 2024 CCH Senior Notes and 2025 CCH Senior Notes, we and the Guarantors entered into Registration Rights Agreements (the “CCH Registration Rights Agreements”). Under the terms of the CCH Registration Rights Agreements, we and the Guarantors have agreed, and any future guarantors of the 2024 CCH Senior Notes and 2025 CCH Senior Notes will agree, to use commercially reasonable efforts to file with the SEC and cause to become effective a registration statement relating to offers to exchange any and all of the CCH Senior Notes for like aggregate principal amounts of our debt securities with terms identical in all material respects to the respective CCH Senior Notes sought to be exchanged (other than with respect to restrictions on transfer or to any increase in annual interest rate) within 360 days after May 18, 2016 and December 9, 2016 respectively. Under specified circumstances, we and the Guarantors have also agreed, and any future guarantors of the CCH Senior Notes will also agree, to use commercially reasonable efforts to cause to become effective a shelf registration statement relating to resales of the CCH Senior Notes. We will be obligated to pay additional interest if we fail to comply with our obligation to register the CCH Senior Notes within the specified time period.

Credit Facilities

Below is a summary of our credit facilities outstanding as of December 31, 2016 (in thousands):

	2015 CCH Credit Facility	CCH Working Capital Facility
Original facility size	$8,403,714	$350,000
Outstanding balance	2,380,788	—
Commitments terminated	2,420,212	—
Letters of credit issued	—	—
Available commitment	$3,602,714	$350,000

Interest rate	LIBOR plus 2.25% or base rate plus 1.25% (1)	LIBOR plus 1.50% - 2.00% or base rate plus 0.50% - 1.00%
Maturity date	Earlier of May 13, 2022 or second anniversary of CCL Trains 1 and 2 completion date	December 14, 2021, with various terms for underlying loans

(1)	There is a 0.25% step-up for both LIBOR and base rate loans following completion of the first two Trains of the Liquefaction Project.

2015 CCH Credit Facility

In May 2015, we entered into the 2015 CCH Credit Facility, which is being used to fund a portion of the costs associated with the development, construction, operation and maintenance of Stage 1 of the Liquefaction Project. Borrowings under the 2015 CCH Credit Facility may be refinanced, in whole or in part, at any time without premium or penalty; however, interest rate hedging and interest rate breakage costs may be incurred. In conjunction with the issuance of the 2024 CCH Senior Notes and 2025 CCH Senior Notes, we prepaid approximately $2.4 billion of outstanding borrowings under the 2015 CCH Credit Facility. These prepayments resulted in a write-off of debt issuance costs associated with the 2015 CCH Credit Facility of $63.3 million during the year ended December 31, 2016.

The principal of the loans made under the 2015 CCH Credit Facility must be repaid in quarterly installments, commencing on the earlier of (1) the first quarterly payment date occurring more than three calendar months following project completion and (2) a set date determined by reference to the date under which a certain LNG buyer linked to Train 2 of the Liquefaction Project is entitled to terminate its SPA for failure to achieve the date of first commercial delivery for that agreement. Scheduled repayments will be based upon a 19-year tailored amortization, commencing the first full quarter after the project completion and designed to achieve a minimum projected fixed debt service coverage ratio of 1.55:1.

Loans under the 2015 CCH Credit Facility accrue interest at a variable rate per annum equal to, at our election, LIBOR or the base rate, plus the applicable margin. The applicable margins for LIBOR loans are 2.25% prior to completion of Trains 1 and 2 of the Liquefaction Project and 2.50% on completion and thereafter. The applicable margins for base rate loans are 1.25% prior to completion Trains 1 and 2 of the Liquefaction Project and 1.50% on completion and thereafter. Interest on LIBOR loans is due and payable at the end of each applicable interest period and interest on base rate loans is due and payable at the end of each quarter. The 2015 CCH Credit Facility also requires us to pay a commitment fee at a rate per annum equal to 40% of the margin for LIBOR loans, multiplied by the outstanding undrawn debt commitments.

Our obligations under the 2015 CCH Credit Facility are secured by a first priority lien on substantially all our assets and our subsidiaries and by a pledge by CCH HoldCo I of its limited liability company interests in us.

Under the terms of the 2015 CCH Credit Facility, we are required to hedge not less than 65% of the variable interest rate exposure of our senior secured debt. We are restricted from making distributions under agreements governing our indebtedness generally until, among other requirements, the completion of the construction of Trains 1 and 2 of the Liquefaction Project, funding of a debt service reserve account equal to six months of debt service and achieving a historical debt service coverage ratio and fixed projected debt service coverage ratio of at least 1.25:1.00.
CCH Working Capital Facility

In December 2016, we entered into the $350 million CCH Working Capital Facility, which is intended to be used for loans (“CCH Working Capital Loans”), the issuance of letters of credit, as well as for swing line loans (“CCH Swing Line Loans”) for certain working capital requirements related to developing and placing into operation the Liquefaction Project. Loans under the CCH Working Capital Facility are guaranteed by the Guarantors. We may, from time to time, request increases in the commitments under the CCH Working Capital Facility of up to the maximum allowed under the Common Terms Agreement that was entered in concurrently with the 2015 CCH Credit Facility.

Loans under the CCH Working Capital Facility, including CCH Working Capital Loans, CCH Swing Line Loans and loans made in connection with a draw upon any letter of credit (“CCH LC Loans” and collectively, the “Revolving Loans”) accrue interest at a variable rate per annum equal to LIBOR or the base rate (equal to the highest of (1) the federal funds rate, plus 0.50%, (2) the prime rate, and (3) one month LIBOR plus 0.50%), plus the applicable margin. The applicable margin for LIBOR Revolving Loans ranges from 1.50% to 2.00% per annum, and the applicable margin for base rate Revolving Loans ranges from 0.50% to 1.00% per annum. Interest on CCH Working Capital Loans, CCH Swing Line Loans and CCH LC Loans is due and payable on the date the loan becomes due. Interest on LIBOR Revolving Loans is due and payable at the end of each LIBOR period, and interest on base rate Revolving Loans is due and payable at the end of each quarter.

We incurred $8.0 million of debt issuance costs related to the CCH Working Capital Facility during the year ended December 31, 2016. We pay (1) a commitment fee equal to an annual rate of 40% of the applicable margin for LIBOR Revolving Loans on the average daily amount of the excess of the total commitment amount over the principal amount outstanding without giving effect to any outstanding CCH Swing Line Loans, (2) a letter of credit fee equal to an annual rate equal to the applicable margin for LIBOR Revolving Loans on the undrawn portion of all letters of credit issued under the CCH Working Capital Facility, and (3) a letter of credit fronting fee equal to an annual rate of 0.20% of the undrawn portion of all letters of credit. Each of these fees is payable quarterly in arrears.

If draws are made upon a letter of credit issued under the CCH Working Capital Facility and we do not elect for such draw (a “CCH LC Draw”) to be deemed an CCH LC Loan, we are required to pay the full amount of the CCH LC Draw on or prior to the business day following the notice of the CCH LC Draw. A CCH LC Draw accrues interest at an annual rate of 2.00% plus the base rate.

The CCH Working Capital Facility matures on December 14, 2021, and we may prepay the Revolving Loans at any time without premium or penalty upon three business days’ notice and may re-borrow at any time. CCH LC Loans have a term of up to one year. CCH Swing Line Loans terminate upon the earliest of (1) the maturity date or earlier termination of the CCH Working Capital Facility, (2) the date 15 days after such CCH Swing Line Loan is made and (3) the first borrowing date for a CCH Working Capital Loan or CCH Swing Line Loan occurring at least four business days following the date the CCH Swing Line Loan is made. We are required to reduce the aggregate outstanding principal amount of all CCH Working Capital Loans to zero for a period of five consecutive business days at least once each year.

The CCH Working Capital Facility contains conditions precedent for extensions of credit, as well as customary affirmative and negative covenants. Our obligations under the CCH Working Capital Facility are secured by substantially all of our assets and the Guarantors as well as all of our membership interests and each of the Guarantors on a pari passu basis with the CCH Senior Notes and the 2015 CCH Credit Facility.

Interest Expense

Total interest expense consisted of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Total interest cost	$221,865	$110,156	$—
Capitalized interest	(221,865)	(84,476)	—
Total interest expense, net	$—	$25,680	$—

Fair Value Disclosures

The following table shows the carrying amount and estimated fair value of our long-term debt (in thousands):

	December 31, 2016		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
CCH Senior Notes (1)	$2,750,000	$2,901,563	$—	$—
Credit facilities (2)	2,380,788	2,380,788	2,713,000	2,713,000

(1)	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of the CCH Senior Notes and other similar instruments.

(2)
Includes 2015 CCH Credit Facility and CCH Working Capital Facility. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.